LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Summary of operating lease right-of-use assets and liabilities

Operating Lease Assets
2019
Main office	$479,744
Total operating lease assets - initial measurement	479,744
Less: accumulated amortization	(87,873)
Operating Lease Assets, net	$391,871

Operating Lease Liabilities
Total operating lease liabilities - initial measurement	$479,744
Accrued interest	17,628
Payment to liabilities	(158,253)
Total operating lease liabilities	339,119
Less: operating lease liabilities, current	(91,737)
Long-term Operating Lease Liabilities	$247,382

Summary of future minimum lease payments for operating leases

As of December 31, 2019, future minimum lease payments for operating leases consisted of the following:

For the Years Ending December 31,	Operating Leases
2020	$105,502
2021	105,502
2022	105,502
2023	52,751
Total minimum payments	369,257
Less: imputed interest	(30,138)
Total operating lease liabilities	$339,119